SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disposals, intangible assets	$ 24,000	$ 0